Related party transactions_Compensation for key management (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
Short-term employee salaries	₩ 22,778,000,000	₩ 13,427,000,000	₩ 12,326,000,000
Retirement benefit service costs	910,000,000	783,000,000	489,000,000
Share-based compensation	3,519,000,000	2,494,000,000	0
Total	27,207,000,000	16,704,000,000	₩ 12,815,000,000
Outstanding assets from transactions with key management	3,888,000,000	2,414,000,000
Outstanding liabilities from transaction with key management	11,155,000,000	6,543,000,000
Loss allowance related to outstanding balances of transactions with key mangement personnel	0	0
Impairment loss (reversal of impairment loss) due to credit loss related to outstanding balances of transactions with key management personnel	₩ 0	₩ 0
Description of nature of key management personnel	Major management shall be executives and outside directors of Woori Financial Group and major subsidiaries, and includes the CEO of other subsidiaries.	Major management shall be executives and outside directors of Woori Financial Group and major subsidiaries, and includes the CEO of other subsidiaries.	Major management shall be executives and outside directors of Woori Financial Group and major subsidiaries, and includes the CEO of other subsidiaries.